Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

12. CASH AND CASH EQUIVALENTS

As at December 31,	2024	2023
Cash	2,723	2,109
Short-Term Investments	370	118
	3,093	2,227
Cash and cash equivalents include short-term investments, such as money market deposits or similar type instruments, with a maturity of three months or less.